Income Tax (Provision for Income Tax from Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ 406	$ (305)	$ 33
State and local	6	0	0
Foreign	18	0	0
Subtotal	430	(305)	33
Deferred:
Federal	(667)	(1,461)	310
State and local	0	0	0
Foreign	0	0	0
Subtotal	(667)	(1,461)	310
Current and Deferred:
Provision for income tax expense (benefit)	$ (237)	$ (1,766)	$ 343